Investment Objectives and Goals - Guardian Capital Dividend Growth Fund	Jan. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section –Guardian Capital Dividend Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Guardian Capital Dividend Growth Fund (the “Guardian Dividend Fund” or the “Fund”) is to seek long-term capital appreciation and current income.